NATIONWIDE VARIABLE INSURANCE TRUST

Amundi NVIT Multi Sector Bond Fund
BlackRock NVIT Equity Dividend Fund
DoubleLine NVIT Total Return Tactical Fund
Federated NVIT High Income Bond Fund
Neuberger Berman NVIT Multi Cap Opportunities Fund
NVIT AllianzGI International Growth Fund (formerly, NVIT Multi-Manager International Growth Fund)
NVIT AQR Large Cap Defensive Style Fund (formerly, NVIT Nationwide Fund)
NVIT Bond Index Fund
NVIT Columbia Overseas Value Fund (formerly, Templeton NVIT International Value Fund)
NVIT Core Bond Fund
NVIT Core Plus Bond Fund
NVIT Emerging Markets Fund
NVIT Government Bond Fund
NVIT Government Money Market Fund
NVIT International Equity Fund
NVIT Jacobs Levy Large Cap Growth Fund (formerly, NVIT Multi-Manager Large Cap Growth Fund)

NVIT International Index Fund
NVIT Mellon Dynamic U.S. Core Fund (formerly, NVIT Dynamic U.S. Growth Fund)
NVIT Mellon Dynamic U.S. Equity Income Fund (formerly, American Century NVIT Multi Cap Value Fund)
NVIT Mid Cap Index Fund
NVIT Multi-Manager International Value Fund
NVIT Multi-Manager Large Cap Value Fund
NVIT Multi-Manager Mid Cap Value Fund
NVIT Multi-Manager Small Cap Growth Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund
NVIT Newton Sustainable U.S. Equity Fund (formerly, Neuberger Berman NVIT Socially Responsible Fund)
NVIT Real Estate Fund
NVIT S&P 500 Index Fund
NVIT Short Term Bond Fund
NVIT Small Cap Index Fund
NVIT Wells Fargo Discovery Fund (formerly, NVIT Multi-Manager Mid Cap Growth Fund)

Supplement dated September 11, 2020
to the Statement of Additional Information (“SAI”) dated April 29, 2020 (as revised July 6, 2020)

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.
NVIT Newton Sustainable U.S. Equity Fund (formerly, Neuberger Berman NVIT Socially Responsible Fund)

Effective immediately, all references to, and information regarding, Rob Stewart in the SAI are deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE